                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06608

Morgan Stanley Latin American Growth Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN
MORGAN STANLEY LATIN AMERICAN GROWTH FUND PERFORMED DURING THE SEMIANNUAL PERIOD. THE PORTFOLIO MANAGEMENT TEAM WILL PROVIDE AN OVERVIEW OF THE MARKET CLIMATE AND DISCUSS SOME OF THE FACTORS THAT HELPED OR HINDERED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS, AS WELL AS OTHER INFORMATION.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JULY 31, 2003

                                               MSCI
                                           EMERGING         LIPPER
                                            MARKETS          LATIN
                                         FREE LATIN       AMERICAN
                                            AMERICA          FUNDS
CLASS A    CLASS B   CLASS C   CLASS D     INDEX(1)     AVERAGE(2)
 28.92%     28.35%    28.49%    28.99%       35.15%         30.05%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS
The six-month period ended July 31, 2003, was a volatile yet cautiously optimistic environment for Latin American growth investors. Concerns over oil prices and the prospect of military conflict in the Middle East dominated the first quarter of 2003. Latin American markets surged during the following quarter, buoyed by greater stability in oil prices, strong currency performances, lower interest rates and improved investor sentiment.

Brazil, which weathered investor skittishness prior to its October 2002 presidential election, has since benefited from newly elected President Da Lula's reform agenda as well as from supportive trade and economic data. Venezuela was by far the best-performing market in the world, gaining 113.3 percent when domestic investors fled toward local stocks as an inflation hedge. Local shares significantly outperformed ADR equivalents, reflecting the distorting effects of capital controls and exchange restrictions. Argentina continued to fare well, benefiting from stability in oil prices. Chile was buoyed by falling interest rates, increased foreign direct investment and an improving outlook for GDP growth. Mexican equities, which benefited from consolidation in the beverage sector and low interest rates, lagged other Latin American markets with domestic activity data there remaining lackluster.

PERFORMANCE ANALYSIS
The Fund's underperformance of its benchmark, the MSCI Emerging Markets Free Latin America Index, resulted from stock selection and country allocation. Although the Fund's underweighted stances in Chile and Venezuela detracted from performance, its underweightings in Peru and Argentina turned out to be beneficial.

The Fund was negatively affected by the capital controls in Venezuela that have created an artificial exchange rate there. Performance was further hampered by the Fund's cautious stance earlier in the period in Brazil's regulated sectors (primarily telecommunications and utilities), as we were initially wary of newly elected President Da Lula's stance on tariffs, given his previously populist platforms.

  TOP 10 HOLDINGS

  Telefonos de Mexico SA-ADR                  12.2%
  America Movil SA-Series L-ADR               10.7
  Petroleo Brasileiro SA-ADR                   7.6
  Companhia de Bebidas-ADR PREF                7.2
  Petroleo Brasileiro SA-ADR PREF              5.1
  Grupo Financiero BBVA Bancomer SA            4.9
  Wal-Mart de Mexico SA-SER C                  4.7
  Companhia Vale do Rio Doce-ADR PREF          4.3
  Banco Itau Holding Fin SA-ADR PREF           3.1
  Companhia Vale do Rio Doce-ADR               2.8

  COUNTRY ALLOCATION

  Brazil                                      44.3%
  Mexico                                      41.3
  Chile                                        5.9
  Luxembourg                                   2.2
  Venezuela                                    1.5

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
- THE FUND INVESTS AT LEAST 80 PERCENT IN COMMON STOCKS AND OTHER EQUITY SECURITIES OF LATIN AMERICAN COUNTRIES.

- THE PORTFOLIO MANAGERS USE A "TOP DOWN" COUNTRY ALLOCATION APPROACH TOGETHER WITH "BOTTOM UP" STOCK SELECTION. FIRST THEY PERFORM A COUNTRY ANALYSIS, FOLLOWED BY A FUNDAMENTAL ANALYSIS OF SPECIFIC SECURITIES, INDUSTRIES AND COMPANIES.

PROXY VOTING POLICIES AND PROCEDURES
A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2003

                                 CLASS A SHARES*        CLASS B SHARES**        CLASS C SHARES+        CLASS D SHARES++
                                    07/28/97               12/30/92                07/28/97               07/28/97

  SYMBOL                            LATAX                   LATBX                  LATCX                   LATDX
  1 YEAR                            29.78%(3)               28.89%(3)              29.03%(3)               30.20%(3)
                                    22.97(4)                23.89(4)               28.03(4)

  5 YEARS                           (3.33)(3)               (4.10)(3)              (4.04)(3)               (3.16)(3)
                                    (4.37)(4)               (4.49)(4)              (4.04)(4)

  10 YEARS                                                  (0.53)(3)
                                                            (0.53)(4)

  SINCE INCEPTION                   (7.12)(3)               (0.31)(3)              (7.80)(3)               (6.94)(3)
                                    (7.95)(4)               (0.31)(4)              (7.80)(4)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


----------
Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE LATIN AMERICA INDEX (MSCI EMF LA INDEX) IS A MARKET CAPITALIZATION WEIGHTED INDEX THAT INCLUDES SELECT SECURITIES FROM ARGENTINA, BRAZIL, CHILE, COLOMBIA, MEXICO, PERU, AND VENEZUELA. FOR THE PERIOD FROM THE FUND'S INCEPTION THROUGH DECEMBER 31, 2000, THE INDEX'S RETURNS INCLUDE THOSE OF THE MSCI EMF LA'S "GROSS" INDEX WHICH ASSUMES DIVIDENDS GROSS OF WITHHOLDING TAXES BUT NET OF DOMESTIC TAX CREDITS. FOR THE PERIOD FROM JANUARY 1, 2001 AND BEYOND, THE INDEX'S RETURNS REFLECT THOSE OF THE "NET" INDEX WHICH REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LATIN AMERICAN FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER LATIN AMERICAN FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY LATIN AMERICAN GROWTH FUND

PORTFOLIO OF INVESTMENTS - JULY 31, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS (96.1%)

              BRAZIL (44.3%)
              BEVERAGES: ALCOHOLIC
  145,310     Companhia de Bebidas das
               Americas (ADR) (Pref.)                               $  2,884,403
                                                                    ------------
              ELECTRIC UTILITIES
   51,172     Companhia Energetica de Minas
               Gerais (ADR) (Pref.)                                      460,036
7,292,000     Companhia Energetica de Minas
               Gerais (Pref.)                                             66,536
                                                                    ------------
                                                                         526,572
                                                                    ------------
              FOOD RETAIL
   10,300     Companhia Brasileira de
               Distribuicao Grupo Pao de
               Acucar (ADR) (Pref.)                                      192,095
                                                                    ------------
              INTEGRATED OIL
  150,733     Petroleo Brasileiro S.A. (ADR)                           3,058,373
  107,850     Petroleo Brasileiro S.A.
               (ADR) (Pref.)                                           2,048,072
    1,676     Petroleo Brasileiro S.A. (Pref.)                            31,884
                                                                    ------------
                                                                       5,138,329
                                                                    ------------
              MAJOR TELECOMMUNICATIONS
   15,378     Brasil Telecom Participacoes
               S.A. (ADR) (Pref.)                                        506,705
2,691,000     Brasil Telecom Participacoes
               S.A. (Pref.)                                               17,849
                                                                    ------------
                                                                         524,554
                                                                    ------------
              OTHER METALS/MINERALS
   32,000     Companhia Vale do Rio Doce
               (ADR)                                                   1,114,560
   54,602     Companhia Vale do Rio Doce
               (Class A) (ADR) (Pref.)                                 1,737,436
  266,358     Companhia Vale do Rio Doce
               S.A. (Debentures)*                                              0
                                                                    ------------
                                                                       2,851,996
                                                                    ------------
              PULP & PAPER
   17,300     Aracruz Celulose S.A. (Class B)
               (ADR) (Pref.)                                             433,192
   81,000     Klabin S.A. (Pref.)*                                        78,000
   13,562     Votorantim Celulose e Papel
               S.A. (ADR) (Pref.)                                   $    313,825
2,104,000     Votorantim Celulose e Papel
               S.A. (Pref.)                                               97,053
                                                                    ------------
                                                                         922,070
                                                                    ------------
              REGIONAL BANKS
   39,882     Banco Bradesco S.A. (ADR)
               (Pref.)                                                   803,622
   35,043     Banco Itau Holding Financeira
               S.A. (ADR) (Pref.)                                      1,253,839
2,789,000     Banco Itau Holding Financeira
               S.A. (Pref.)                                              200,019
   14,600     Unibanco-Uniao de Bancos
               Brasileiros S.A. (ADR) (Units)++                          253,018
                                                                    ------------
                                                                       2,510,498
                                                                    ------------
              SPECIALTY TELECOMMUNICATIONS
   50,700     Tele Norte Leste Participacoes
               S.A. (ADR) (Pref.)                                        558,714
6,775,000     Tele Norte Leste Participacoes
               S.A. (Pref.)                                               74,822
                                                                    ------------
                                                                         633,536
                                                                    ------------
              STEEL
   30,375     Companhia Siderurgica Nacional
               S.A. (ADR)                                                827,415
   53,691     Gerdau S.A. (ADR) (Pref.)                                  619,057
   37,064     Usinas Siderurgicas de Minas
               Gerais S.A. (Class A) (Pref.)                             190,561
                                                                    ------------
                                                                       1,637,033
                                                                    ------------
              TOTAL BRAZIL                                            17,821,086
                                                                    ------------
              CHILE (5.9%)
              BEVERAGES: ALCOHOLIC
   23,600     Compania Cervecerias Unidas
               S.A. (ADR)                                                437,780
                                                                    ------------
              FOOD RETAIL
   17,991     Distribucion y Servicio D&S
               S.A. (ADR)                                                243,418
                                                                    ------------
              MAJOR TELECOMMUNICATIONS
   44,500     Cia de Telecomunicaciones de
               Chile S.A. (Series A) (ADR)                               587,845
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
              REGIONAL BANKS
   19,721     Banco de Chile (ADR)                                  $    403,295
   30,775     Banco Santander Chile S.A.
               (ADR)                                                     697,054
                                                                    ------------
                                                                       1,100,349
                                                                    ------------
              TOTAL CHILE                                              2,369,392
                                                                    ------------
              LUXEMBOURG (2.2%)
              OILFIELD SERVICES/EQUIPMENT
   34,585     Tenaris S.A. (ADR)                                         876,038
                                                                    ------------
              MEXICO (41.3%)
              BEVERAGES: NON-ALCOHOLIC
   15,600     Coca-Cola Femsa S.A. de C.V.
               (Series L) (ADR)                                          343,200
   15,870     Fomento Economico Mexicano,
               S.A. de C.V. (ADR) (Units)++                              609,567
  172,800     Fomento Economico Mexicano,
               S.A. de C.V. (Units)++                                    660,569
                                                                    ------------
                                                                       1,613,336
                                                                    ------------
              CONSTRUCTION MATERIALS
    2,536     Cemex S.A. de C.V. - CPO                                    11,971
   41,655     Cemex S.A. de C.V. - CPO
               (ADR)                                                     983,058
                                                                    ------------
                                                                         995,029
                                                                    ------------
              DISCOUNT STORES
  707,609     Wal-Mart de Mexico S.A. de
               C.V. (Series C)                                         1,890,163
    3,879     Wal-Mart de Mexico S.A. de C.V.
               (Series V)                                                 11,504
                                                                    ------------
                                                                       1,901,667
                                                                    ------------
              INDUSTRIAL CONGLOMERATES
   78,000     Alfa, S.A. (Class A)                                       159,026
                                                                    ------------
              MAJOR TELECOMMUNICATIONS
   96,600     Carso Global Telecom
               (Series A1)*                                         $    115,342
  158,491     Telefonos de Mexico S.A. de
               C.V. (Series L) (ADR)                                   4,891,032
                                                                    ------------
                                                                       5,006,374
                                                                    ------------
              OTHER TRANSPORTATION
   33,400     Grupo Aeroportuario del Sureste
               S.A. de C.V. (Series B) (ADR)                             502,336
                                                                    ------------
              REGIONAL BANKS
   58,400     Grupo Financiero Banorte S.A.
               de C.V. (O shares)*                                       154,344
2,346,743     Grupo Financiero BBVA
               Bancomer, S.A. de C.V.
               (Series B)*                                             1,960,326
                                                                    ------------
                                                                       2,114,670
                                                                    ------------
              WIRELESS TELECOMMUNICATIONS
  192,453     America Movil S.A. de C.V.
               (Series L) (ADR)                                        4,299,400
                                                                    ------------
              TOTAL MEXICO                                            16,591,838
                                                                    ------------
              PERU (0.9%)
              PRECIOUS METALS
   10,600     Compania de Minas
               Buenaventura S.A. (ADR)                                   352,450
                                                                    ------------
              VENEZUELA (1.5%)
              MAJOR TELECOMMUNICATIONS
   46,600     Compania Anonima Nacional
               Telefonos de Venezuela
               (Class D) (ADR)                                           607,198
                                                                    ------------
              TOTAL COMMON AND
               PREFERRED STOCKS
               (COST $38,499,569)                                     38,618,002
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                               VALUE
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (0.4%)
              REPURCHASE AGREEMENT
$     175     Joint repurchase agreement
               account 1.11% due 08/01/03
               (dated 07/31/03; proceeds
               $175,005) (a)
               (COST $175,000)                                      $    175,000
                                                                    ------------
TOTAL INVESTMENTS
 (COST $38,674,569) (b)                                      96.5%    38,793,002
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                  3.5      1,412,077
                                                            -----   ------------
NET ASSETS                                                  100.0%  $ 40,205,079
                                                            =====   ============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
     ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,125,334 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,006,901, RESULTING IN NET UNREALIZED APPRECIATION OF $118,433.

                        SEE NOTES TO FINANCIAL STATEMENTS

SUMMARY OF INVESTMENTS - JULY 31, 2003 (UNAUDITED)

                                                                      PERCENT OF
INDUSTRY                                                   VALUE      NET ASSETS
--------------------------------------------------------------------------------
Beverages: Alcoholic                                   $  3,322,183       8.3%
Beverages: Non-Alcoholic                                  1,613,336       4.0
Construction Materials                                      995,029       2.5
Discount Stores                                           1,901,667       4.7
Electric Utilities                                          526,572       1.3
Food Retail                                                 435,513       1.1
Industrial Conglomerates                                    159,026       0.4
Integrated Oil                                            5,138,329      12.8
Major Telecommunications                                  6,725,971      16.7
Oilfield Services/Equipment                                 876,038       2.2
Other Metals/Minerals                                     2,851,996       7.1
Other Transportation                                        502,336       1.2
Precious Metals                                             352,450       0.9
Pulp & Paper                                                922,070       2.3
Regional Banks                                         $  5,725,517      14.2%
Repurchase Agreement                                        175,000       0.4
Specialty Telecommunications                                633,536       1.6
Steel                                                     1,637,033       4.1
Wireless Telecommunications                               4,299,400      10.7
                                                       ------------      ----
                                                       $ 38,793,002      96.5%
                                                       ============      ====

                                                                      PERCENT OF
TYPE OF INVESTMENT                                         VALUE      NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                          $ 26,050,282      64.8%
Preferred Stocks                                         12,567,720      31.3
Short-Term Investment                                       175,000       0.4
                                                       ------------      ----
                                                       $ 38,793,002      96.5%
                                                       ============      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $38,674,569)                             $  38,793,002
Receivable for:
  Investments sold                                                                     1,381,819
  Dividends                                                                               98,186
  Shares of beneficial interest sold                                                      12,500
Prepaid expenses and other assets                                                         92,985
                                                                                   -------------
    TOTAL ASSETS                                                                      40,378,492
                                                                                   -------------
LIABILITIES:
Payable for:
  Investment management fee                                                               42,399
  Shares of beneficial interest redeemed                                                  35,893
  Distribution fee                                                                        32,397
Accrued expenses and other payables                                                       62,724
                                                                                   -------------
    TOTAL LIABILITIES                                                                    173,413
                                                                                   -------------
    NET ASSETS                                                                     $  40,205,079
                                                                                   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                      129,458,616
Net unrealized appreciation                                                              105,794
Accumulated undistributed net investment income                                          112,299
Accumulated net realized loss                                                        (89,471,630)
                                                                                   -------------
    NET ASSETS                                                                     $  40,205,079
                                                                                   =============
CLASS A SHARES:
Net Assets                                                                         $     309,401
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 32,130
    NET ASSET VALUE PER SHARE                                                      $        9.63
                                                                                   =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $       10.16
                                                                                   =============
CLASS B SHARES:
Net Assets                                                                         $  37,810,469
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              4,074,878
    NET ASSET VALUE PER SHARE                                                      $        9.28
                                                                                   =============
CLASS C SHARES:
Net Assets                                                                         $     352,423
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 37,949
    NET ASSET VALUE PER SHARE                                                      $        9.29
                                                                                   =============
CLASS D SHARES:
Net Assets                                                                         $   1,732,786
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                178,607
    NET ASSET VALUE PER SHARE                                                      $        9.70
                                                                                   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME:
DIVIDEND INCOME (net of $86,928 foreign withholding tax)                           $     785,505
                                                                                   -------------
EXPENSES
Investment management fee                                                                229,265
Distribution fee (Class A shares)                                                            358
Distribution fee (Class B shares)                                                        175,253
Distribution fee (Class C shares)                                                          1,659
Transfer agent fees and expenses                                                          84,790
Shareholder reports and notices                                                           42,345
Professional fees                                                                         32,537
Registration fees                                                                         22,040
Custodian fees                                                                            13,747
Trustees' fees and expenses                                                                9,780
Other                                                                                      2,163
                                                                                   -------------
    TOTAL EXPENSES                                                                       613,937
                                                                                   -------------
    NET INVESTMENT INCOME                                                                171,568
                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED LOSS ON:
  Investments                                                                           (158,504)
  Foreign exchange transactions                                                           (5,061)
                                                                                   -------------
    NET REALIZED LOSS                                                                   (163,565)
                                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                                          9,232,050
  Translation of other assets and liabilities denominated in foreign currencies          (11,590)
                                                                                   -------------
    NET APPRECIATION                                                                   9,220,460
                                                                                   -------------
    NET GAIN                                                                           9,056,895
                                                                                   -------------
NET INCREASE                                                                       $   9,228,463
                                                                                   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX       FOR THE YEAR
                                                                              MONTHS ENDED           ENDED
                                                                              JULY 31, 2003    JANUARY 31, 2003
                                                                              -------------    ----------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $     171,568    $        109,281
Net realized loss                                                                  (163,565)         (5,548,408)
Net change in unrealized depreciation                                             9,220,460          (8,339,982)
                                                                              -------------    ----------------

    NET INCREASE (DECREASE)                                                       9,228,463         (13,779,109)
                                                                              -------------    ----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                           --              (5,559)
Class B shares                                                                           --            (153,752)
Class C shares                                                                           --              (2,362)
Class D shares                                                                           --             (40,073)
                                                                              -------------    ----------------

    TOTAL DIVIDENDS                                                                      --            (201,746)
                                                                              -------------    ----------------

Decrease from transactions in shares of beneficial interest                      (3,555,918)        (18,151,319)
                                                                              -------------    ----------------

    NET INCREASE (DECREASE)                                                       5,672,545         (32,132,174)

NET ASSETS:
Beginning of period                                                              34,532,534          66,664,708
                                                                              -------------    ----------------
END OF PERIOD
(Including accumulated undistributed net investment income of $112,299 and dividends in excess of net investment income of $59,269,
respectively)                                                                 $  40,205,079    $     34,532,534
                                                                              =============    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS JULY 31, 2003 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Latin American issuers. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.25% to the portion of daily net assets not exceeding $500 million and 1.20% to the portion of the daily net assets exceeding $500 million.


3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,171,924 at July 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $6,280 and $46, respectively and received $349 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2003 aggregated $10,766,631 and $14,932,634, respectively.

At July 31, 2003, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager and Distributor, held 159,663 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

At January 31, 2003, the Fund had a net capital loss carryforward of $86,880,785 to offset future capital gains to the extent provided by regulations, available through January 31 of the following years:

                            FOR THE YEAR ENDED JANUARY 31,
       ------------------------------------------------------------------------
           2004           2005           2007           2008           2011
       ------------   ------------   ------------   ------------   ------------
       $ 57,625,819   $ 19,838,661   $  3,057,904   $  2,899,656   $  3,458,745
       ============   ============   ============   ============   ============

As of January 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                   FOR THE SIX                    FOR THE YEAR
                                                  MONTHS ENDED                       ENDED
                                                  JULY 31, 2003                 JANUARY 31, 2003
                                             ------------------------      ---------------------------
                                                  (UNAUDITED)
                                              SHARES        AMOUNT           SHARES         AMOUNT
                                             --------    ------------      ----------    -------------
CLASS A SHARES
Sold                                            4,000    $     36,669          11,758    $     117,308
Reinvestment of dividends                          --              --             647            5,385
Redeemed                                      (11,919)        (99,761)        (26,931)        (255,052)
                                             --------    ------------      ----------    -------------
Net decrease -- Class A                        (7,919)        (63,092)        (14,526)        (132,359)
                                             --------    ------------      ----------    -------------
CLASS B SHARES
Sold                                           98,586         776,287         226,513        2,125,386
Reinvestment of dividends                          --              --          17,246          139,347
Redeemed                                     (641,172)     (5,153,040)     (1,850,942)     (15,722,837)
                                             --------    ------------      ----------    -------------
Net decrease -- Class B                      (542,586)     (4,376,753)     (1,607,183)     (13,458,104)
                                             --------    ------------      ----------    -------------
CLASS C SHARES
Sold                                            4,198          32,997           4,480           44,946
Reinvestment of dividends                          --              --             283            2,288
Redeemed                                       (8,226)        (69,927)        (14,795)        (125,864)
                                             --------    ------------      ----------    -------------
Net decrease -- Class C                        (4,028)        (36,930)        (10,032)         (78,630)
                                             --------    ------------      ----------    -------------
CLASS D SHARES
Sold                                          139,517       1,221,360         238,833        1,879,342
Reinvestment of dividends                          --              --             156            1,305
Redeemed                                      (35,120)       (300,503)       (704,359)      (6,362,873)
                                             --------    ------------      ----------    -------------
Net increase (decrease) -- Class D            104,397         920,857        (465,370)      (4,482,226)
                                             --------    ------------      ----------    -------------
Net decrease in Fund                         (450,136)   $ (3,555,918)     (2,097,111)   $ (18,151,319)
                                             ========    ============      ==========    =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2003, there were no outstanding forward contracts.

At July 31, 2003, investments in securities of issuers in Brazil and Mexico represented 44.3% and 41.3% of net assets, respectively. These investments, as well as other non-U.S. investments which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                       FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED        ------------------------------------------------------------
                                                  JULY 31, 2003         2003         2002         2001         2000         1999
                                                  -------------       --------     --------     --------     --------     --------
                                                   (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $        7.47       $  10.02     $  11.90     $  12.26     $   7.33     $  12.14
                                                  -------------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.07           0.08         0.14         0.00        (0.01)        0.15
  Net realized and unrealized gain (loss)                  2.09          (2.51)       (2.02)       (0.36)        4.94        (4.96)
                                                  -------------       --------     --------     --------     --------     --------
Total income (loss) from investment operations             2.16          (2.43)       (1.88)       (0.36)        4.93        (4.81)
                                                  -------------       --------     --------     --------     --------     --------

Less dividends from net investment income                     -          (0.12)           -            -            -            -
                                                  -------------       --------     --------     --------     --------     --------

Net asset value, end of period                    $        9.63       $   7.47     $  10.02     $  11.90     $  12.26     $   7.33
                                                  =============       ========     ========     ========     ========     ========

TOTAL RETURN+                                             28.92%(1)     (24.40)%     (15.80)%      (2.62)%      66.71%      (39.62)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.63%(2)       2.52%        2.20%        1.96%        2.28%        2.21%
Net investment income                                      1.65%(2)       0.91%        1.15%        0.05%        0.16%        1.26%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $         309       $    299     $    547     $    936     $    751     $     58
Portfolio turnover rate                                      30%(1)         57%          73%          44%          59%          27%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                       FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED        ------------------------------------------------------------
                                                  JULY 31, 2003         2003         2002         2001         2000         1999
                                                  -------------       --------     --------     --------    ---------    ---------
                                                   (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $        7.23       $   9.66     $  11.55     $  11.99    $    7.24    $   12.09
                                                  -------------       --------     --------     --------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.04           0.01         0.04        (0.09)       (0.06)        0.05
  Net realized and unrealized gain (loss)                  2.01          (2.41)       (1.93)       (0.35)        4.81        (4.90)
                                                  -------------       --------     --------     --------    ---------    ---------
Total income (loss) from
 investment operations                                     2.05          (2.40)       (1.89)       (0.44)        4.75        (4.85)
                                                  -------------       --------     --------     --------    ---------    ---------
Less dividends from net
 investment income                                            -          (0.03)           -            -            -            -
                                                  -------------       --------     --------     --------    ---------    ---------

Net asset value, end of period                    $        9.28       $   7.23     $   9.66     $  11.55     $  11.99    $    7.24
                                                  =============       ========     ========     ========    =========    =========

TOTAL RETURN+                                             28.35%(1)     (24.90)%     (16.36)%      (3.43)%    65.19 %       (40.12)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   3.38%(2)       3.27%        2.96%        2.77%        3.06%        2.98%
Net investment income (loss)                               0.90%(2)       0.16%        0.39%       (0.76)%      (0.62)%       0.49%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $      37,810       $ 33,372     $ 60,159     $ 99,431    $ 136,699    $ 105,678
Portfolio turnover rate                                      30%(1)         57%          73%          44%          59%          27%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                       FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED        ------------------------------------------------------------
                                                  JULY 31, 2003         2003         2002         2001         2000         1999
                                                  -------------       --------     --------     --------     --------     --------
                                                   (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $        7.23       $   9.69     $  11.57     $  12.02     $   7.24     $  12.10
                                                  -------------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.04           0.01         0.04        (0.09)       (0.06)        0.06
  Net realized and unrealized gain (loss)                  2.02          (2.42)       (1.92)       (0.36)        4.84        (4.92)
                                                  -------------       --------     --------     --------     --------     --------
Total income (loss) from investment operations             2.06          (2.41)       (1.88)       (0.45)        4.78        (4.86)
                                                  -------------       --------     --------     --------     --------     --------

Less dividends from net investment income                     -          (0.05)           -            -            -            -
                                                  -------------       --------     --------     --------     --------     --------

Net asset value, end of period                    $        9.29       $   7.23     $   9.69     $  11.57     $  12.02     $   7.24
                                                  =============       ========     ========     ========     ========     ========

TOTAL RETURN+                                             28.49%(1)     (24.88)%     (16.34)%      (3.42)%      65.47%      (40.17)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   3.38%(2)       3.27%        2.88%        2.77%        2.95%        2.98%
Net investment income (loss)                               0.90%(2)       0.16%        0.47%       (0.76)%      (0.51)%       0.49%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $         352       $    304     $    504     $    887     $    776     $    369
Portfolio turnover rate                                      30%(1)         57%          73%          44%          59%          27%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   FOR THE SIX                       FOR THE YEAR ENDED JANUARY 31,
                                                  MONTHS ENDED        ------------------------------------------------------------
                                                  JULY 31, 2003         2003         2002         2001         2000         1999
                                                  -------------       --------     --------     --------     --------     --------
                                                   (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $        7.52       $  10.11     $  11.97     $  12.30     $   7.35     $  12.16
                                                  -------------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income (loss)++                           0.07           0.15         0.14         0.00        (0.02)        0.16
  Net realized and unrealized gain (loss)                  2.11          (2.59)       (2.00)       (0.33)        4.97        (4.97)
                                                  -------------       --------     --------     --------     --------     --------
Total income (loss) from investment operations             2.18          (2.44)       (1.86)       (0.33)        4.95        (4.81)
                                                  -------------       --------     --------     --------     --------     --------

Less dividends from net investment income                     -          (0.15)           -            -            -            -
                                                  -------------       --------     --------     --------     --------     --------

Net asset value, end of period                    $        9.70       $   7.52     $  10.11     $  11.97     $  12.30     $   7.35
                                                  =============       ========     ========     ========     ========     ========

TOTAL RETURN+                                             28.99%(1)     (24.24)%     (15.54)%      (2.37)%      66.80%      (39.56)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                   2.38%(2)       2.27%        1.96%        1.77%        2.06%        1.98%
Net investment income                                      1.90%(2)       1.16%        1.39%        0.24%        0.38%        1.49%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $       1,733       $    558     $  5,455     $  9,262     $    588     $      5
Portfolio turnover rate                                      30%(1)         57%          73%          44%          59%          27%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]

                                                                  MORGAN STANLEY
                                                                  LATIN AMERICAN
                                                                     GROWTH FUND


                                                               SEMIANNUAL REPORT
                                                                   JULY 31, 2003


    [MORGAN STANLEY LOGO]

                                                       37939RPT-12088H03-OP-8/03

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Latin American Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 22, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Latin American Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003